UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/19 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Shares		Value

Common Stocks — 73.4%
Communication Services — 2.4%
REITS — 2.4%
30,200	SBA Communications Corp. REIT *	$6,029,732
Consumer Discretionary — 7.8%
Retail — 7.8%
6,400	AutoZone, Inc. *	6,554,368
12,000	Domino's Pizza, Inc.	3,097,200
12,600	O'Reilly Automotive, Inc. *	4,892,580
92,000	TJX Companies, Inc. (The)	4,895,320
		19,439,468
		19,439,468
Consumer Staples — 3.9%
Food — 0.4%
20,200	Hormel Foods Corp. (1)	904,152
Household Products — 1.9%
67,000	Church & Dwight Co., Inc.	4,772,410
Retail — 1.6%
16,000	Costco Wholesale Corp.	3,874,240
		9,550,802
Financials — 1.6%
Insurance — 1.6%
60,500	Arch Capital Group, Ltd. *	1,955,360
14,000	Chubb, Ltd.	1,961,120
		3,916,480
		3,916,480
Healthcare — 13.5%
Electronics — 2.8%
9,700	Mettler-Toledo International, Inc. *	7,013,100
Healthcare Products — 10.0%
5,686	Becton Dickinson & Co.	1,419,965
21,940	Covetrus, Inc. *(1)	698,789
43,200	Danaher Corp.	5,703,264
17,600	DENTSPLY SIRONA, Inc.	872,784
63,600	Henry Schein, Inc. *(1)	3,822,996
30,500	IDEXX Laboratories, Inc. *	6,819,800
20,000	Thermo Fisher Scientific, Inc.	5,474,400
		24,811,998
Healthcare Services — 0.7%
5,600	IQVIA Holdings, Inc. *	805,560
4,000	UnitedHealth Group, Inc.	989,040
		1,794,600
		33,619,698
Industrials — 25.4%
Aerospace & Defense — 5.5%
55,000	HEICO Corp.	5,217,850
10,100	Northrop Grumman Corp.	2,722,960
23,700	Teledyne Technologies, Inc. *	5,617,137
		13,557,947
Commercial Services — 3.4%
48,369	IHS Markit, Ltd. *	2,630,306
139,000	Rollins, Inc. (1)	5,785,180
		8,415,486
Electrical Equipment — 2.7%
81,575	AMETEK, Inc.	6,768,278
Environmental Control — 3.2%
89,150	Waste Connections, Inc.	7,897,799
Housewares — 1.9%
68,000	Toro Co. (The)	4,681,120
Machinery Diversified — 4.6%
24,100	IDEX Corp.	3,656,934
23,000	Roper Technologies, Inc.	7,865,310
		11,522,244
Transportation — 4.1%
60,000	Canadian National Railway Co.	5,368,800
12,600	J.B. Hunt Transport Services, Inc.	1,276,254
22,000	Union Pacific Corp.	3,678,400
		10,323,454
		63,166,328
Information Technology — 12.1%
Commercial Services — 0.4%
4,900	WEX, Inc. *	940,751
Computers — 1.6%
23,000	Accenture PLC Class A	4,048,460
Diversified Financial Services — 2.6%
27,000	MasterCard, Inc. Class A	6,357,150
Electronics — 2.3%
61,200	Amphenol Corp. Class A	5,779,728
Software — 5.2%
19,000	ANSYS, Inc. *	3,471,490
4,400	Broadridge Financial Solutions, Inc.	456,236
13,000	Cadence Design Systems, Inc. *	825,630
30,000	Fiserv, Inc. *(1)	2,648,400
35,600	Salesforce.com, Inc. *	5,637,972
		13,039,728
		30,165,817

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Shares		Value
Materials — 4.5%
Chemicals — 0.9%
10,900	FMC Corp.	$837,338
3,300	NewMarket Corp.	1,430,748
		2,268,086
Commercial Services — 2.4%
33,400	Ecolab, Inc.	5,896,436
Housewares — 0.6%
18,000	Scotts Miracle-Gro Co. (The) (1)	1,414,440
Mining — 0.1%
8,794	Livent Corp. *	107,990
Miscellaneous Manufacturers — 0.4%
9,500	AptarGroup, Inc.	1,010,705
Packaging & Containers — 0.1%
6,000	Ball Corp.	347,160
		11,044,817
Real Estate — 1.8%
REITS — 1.8%
23,000	American Tower Corp. REIT	4,532,380
Utilities — 0.4%
Oil & Gas — 0.4%
29,600	South Jersey Industries, Inc. (1)	949,272
	Total Common Stocks (Cost $51,298,185)	182,414,794

Principal Amount		Value

Asset-Backed Securities — 2.2%
$511,000	Ally Auto Receivables Trust, Series 2017-1, Class A4, 1.99%, 11/15/21	$507,027
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	198,816
55,436	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	55,415
232,531	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	230,817
250,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	246,417
78,019	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	77,925
250,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (2)	247,837
550,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	553,076
500,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	497,351
175,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	172,616
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	199,171
350,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	349,826
329,000	GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.26%, 8/20/20	328,165
300,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	299,769
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	198,261
368,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	364,902
200,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	199,316
250,000	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	249,202
250,000	Nissan Auto Lease Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	248,060
140,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	139,830
	Total Asset-Backed Securities (Cost $5,352,215)	5,363,799

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount		Value

Commercial Mortgage-Backed Securities — 2.7%
$250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	$255,291
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	257,480
500,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	507,541
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	100,917
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	103,506
104,691	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	104,499
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	258,925
225,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	227,581
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	254,855
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	360,724
505,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	512,904
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	259,545
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	256,564
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	226,937
140,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (3)	142,842
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	256,948
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	253,503
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.74%, 9/25/46 (2)(3)	102,144
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	303,118
200,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	182,297
84,600	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	85,478
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	252,607
173,869	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	174,030
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	253,093
192,677	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	190,827
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	152,991
320,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	325,776
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	253,893
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	203,431
	Total Commercial Mortgage-Backed Securities (Cost $6,821,455)	6,820,247

Corporate Bonds & Notes — 8.8%
Basic Materials — 0.3%
Chemicals — 0.2%
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	238,015
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	204,706
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	122,656
		565,377
Iron & Steel — 0.1%
150,000	ArcelorMittal, Senior Unsecured Notes, 4.55%, 3/11/26	153,289
		718,666
Communications — 0.9%
Internet — 0.3%
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	291,052
175,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	187,398
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)(2)	200,117
		678,567

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount		Value
Media — 0.3%
$200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	$211,036
200,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	209,164
100,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	105,267
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	199,186
		724,653
Telecommunications — 0.3%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	204,646
150,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48	170,597
250,000	Telefonica Emisiones S.A., Guaranteed Notes, 5.88%, 7/15/19	252,094
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	264,248
		891,585
		2,294,805
Consumer, Cyclical — 0.8%
Auto Manufacturers — 0.2%
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	200,279
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	198,938
150,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	154,631
		553,848
Auto Parts & Equipment — 0.1%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	149,250
Home Builders — 0.3%
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	201,660
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	180,250
100,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20	103,000
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	151,688
		636,598

Lodging — 0.2%
100,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	101,000
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.75%, 3/15/25	251,680
150,000	Marriott International, Inc., Series AA, Senior Unsecured Notes, 4.65%, 12/1/28	158,516
		511,196
		1,850,892
Consumer, Non-cyclical — 1.1%
Beverages — 0.2%
250,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	269,610
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	159,075
		428,685
Biotechnology — 0.1%
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	160,553
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	149,489
		310,042
Commercial Services — 0.2%
200,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	201,900
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	157,593
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	126,250
		485,743
Healthcare Products — 0.2%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	259,881
275,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	280,374
		540,255
Healthcare Services — 0.2%
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	212,000
100,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	112,339
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	109,469
		433,808

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount		Value
Pharmaceuticals — 0.2%
$210,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	$207,319
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	208,922
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	202,142
		618,383
		2,816,916
Energy — 1.2%
Oil & Gas — 0.6%
175,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	181,157
150,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	147,956
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	151,849
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26 (2)	268,511
200,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	206,156
200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	204,163
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	245,042
		1,404,834
Pipelines — 0.6%
150,000	Energy Transfer Partners L.P., Guaranteed Notes, 9.00%, 4/15/19	150,315
150,000	Enterprise Products Operating LLC, Guaranteed Notes, 5.70%, 2/15/42	176,473
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	206,600
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	146,183
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	251,575
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	194,649
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	159,478
150,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	156,863
		1,442,136
		2,846,970
Financial — 3.3%
Banks — 1.5%
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	206,016
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	175,306
184,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	191,927
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	198,779
116,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	127,813
200,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	199,947
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	204,819
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	121,908
100,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	100,338
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22 (1)	210,256
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	154,174
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	506,874
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (1)	251,194
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	202,557
300,000	Morgan Stanley GMTN, Senior Unsecured Notes, 5.50%, 7/28/21	317,436
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	149,437
250,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 3.35%, 5/24/21	252,830
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	257,825
		3,829,436

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount		Value
Diversified Financial Services — 0.7%
$175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	$164,666
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	203,658
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	211,837
150,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	152,377
170,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	177,013
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	254,563
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	249,682
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	257,312
		1,671,108
Insurance — 0.4%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	151,887
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	264,484
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,533
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	254,058
175,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	177,109
		1,105,071
REITS — 0.7%
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	203,605
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	103,641
200,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	206,655
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	210,656
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	254,177
150,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	157,101
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	147,188
200,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	206,091
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	181,434
		1,670,548
		8,276,163
Industrial — 0.4%
Aerospace & Defense — 0.2%
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	262,920
200,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	207,717
		470,637
Machinery Diversified — 0.1%
225,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	232,875
Miscellaneous Manufacturers — 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	171,205
		874,717
Technology — 0.3%
Computers — 0%
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	99,902
Semiconductors — 0.1%
225,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.10%, 3/15/29	228,993
Software — 0.2%
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	128,535
125,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	129,844
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	226,705
		485,084
		813,979
Utilities — 0.5%
Electric — 0.4%
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	214,269
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	233,717
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	151,666
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	171,287
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	113,814
175,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	173,095
		1,057,848

6

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount		Value
Gas — 0.1%
$225,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	$238,903
		1,296,751
	Total Corporate Bonds & Notes (Cost $21,428,618)	21,789,859

Foreign Government Obligations — 0.4%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	304,416
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	300,854
175,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	177,923
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	156,675
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	136,376
	Total Foreign Government Obligations (Cost $1,060,677)	1,076,244

Long-Term Municipal Securities — 0.7%
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	101,061
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	173,371
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	249,975
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	273,717
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	107,263
300,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	329,214
150,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	155,012
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	151,440
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	111,697
110,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	112,284
	Total Long-Term Municipal Securities (Cost $1,743,063)	1,765,034

7

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 4.9%
$250,000	FHLB, 3.00%, 10/12/21	$254,306
120,000	FHLB, 3.25%, 6/9/23	124,500
250,000	FHLB, 3.25%, 3/8/24	260,592
78,561	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	76,531
101,420	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	107,351
624,041	FHLMC Gold PC Pool #G08732, 3.00%, 11/1/46	621,301
126,987	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	130,034
190,030	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	192,533
185,490	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	192,114
100,398	FHLMC Pool #A96409, 3.50%, 1/1/41	102,611
378,171	FHLMC Pool #AG08748, 3.50%, 2/1/47	384,483
250,000	FNMA, 2.38%, 1/19/23	250,673
250,000	FNMA, 2.63%, 9/6/24	253,646
51,132	FNMA Pool #254733, 5.00%, 4/1/23	54,013
128,869	FNMA Pool #255667, 5.00%, 3/1/25	136,131
118,029	FNMA Pool #890236, 4.50%, 8/1/40	124,788
188,000	FNMA Pool #995245, 5.00%, 1/1/39	201,983
166,389	FNMA Pool #AA7720, 4.00%, 8/1/39	172,532
71,634	FNMA Pool #AB1259, 5.00%, 7/1/40	77,266
206,161	FNMA Pool #AB4449, 4.00%, 2/1/42	213,827
274,444	FNMA Pool #AB5472, 3.50%, 6/1/42	280,284
155,438	FNMA Pool #AB6286, 2.50%, 9/1/27	155,353
201,358	FNMA Pool #AB8144, 5.00%, 4/1/37	215,386
73,623	FNMA Pool #AD2351, 4.00%, 3/1/25	75,846
272,322	FNMA Pool #AD6374, 5.00%, 5/1/40	293,663
250,080	FNMA Pool #AH4865, 4.50%, 2/1/41	263,939
34,004	FNMA Pool #AH5434, 4.50%, 4/1/41	35,426
144,378	FNMA Pool #AH8932, 4.50%, 4/1/41	152,644
73,994	FNMA Pool #AI1019, 4.50%, 5/1/41	78,163
95,525	FNMA Pool #AI1105, 4.50%, 4/1/41	100,994
213,367	FNMA Pool #AI3052, 3.50%, 7/1/26	218,268
128,795	FNMA Pool #AJ6932, 3.00%, 11/1/26	130,474
208,974	FNMA Pool #AO2961, 4.00%, 5/1/42	216,753
722,218	FNMA Pool #AP1340, 3.50%, 7/1/42	737,253
201,286	FNMA Pool #AQ0287, 3.00%, 10/1/42	201,421
636,058	FNMA Pool #AS9459, 4.50%, 4/1/47	665,488
271,857	FNMA Pool #AT0969, 3.00%, 4/1/43	272,039
603,123	FNMA Pool #AT8849, 4.00%, 6/1/43	625,566
138,352	FNMA Pool #AU6043, 3.00%, 9/1/43	138,034
223,632	FNMA Pool #AU7025, 3.00%, 11/1/43	223,782
173,154	FNMA Pool #AU8070, 3.50%, 9/1/43	176,777
176,860	FNMA Pool #AU8846, 3.00%, 11/1/43	176,979
86,947	FNMA Pool #AY2728, 2.50%, 2/1/30	86,524
157,263	FNMA Pool #AY5005, 4.00%, 3/1/45	162,042
139,270	FNMA Pool #BD8211, 4.00%, 4/1/47	143,935
68,074	FNMA Pool #MA0799, 4.00%, 7/1/26	70,121
235,411	FNMA Pool #MA3238, 3.50%, 1/1/48	239,040
348,668	FNMA Pool #MA3614, 3.50%, 3/1/49	353,710
98,731	GNMA, 3.00%, 4/16/39	98,862
256,997	GNMA II Pool #MA1090, 3.50%, 6/20/43	263,431
131,678	GNMA II Pool #MA1520, 3.00%, 12/20/43	132,485
56,743	GNMA II Pool #MA2445, 3.50%, 12/20/44	58,081
235,529	GNMA II Pool #MA5076, 3.00%, 3/20/48	236,609
608,645	GNMA Pool #4016, 5.50%, 8/20/37	661,029
142,900	GNMA Pool #650494, 5.50%, 1/15/36	157,173
95,232	GNMA Pool #MA1375, 3.50%, 10/20/43	97,619
	Total U.S. Government Agency Obligations (Cost $12,064,988)	12,126,408

U.S. Treasury Obligations — 4.1%
200,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	259,937
1,130,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,453,065
1,710,000	U.S. Treasury Bonds, 3.13%, 2/15/42	1,817,209
1,349,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,395,741
460,000	U.S. Treasury Notes, 1.63%, 7/31/20	455,382
550,000	U.S. Treasury Notes, 1.75%, 2/28/22	542,395
1,000,000	U.S. Treasury Notes, 2.63%, 2/28/23	1,014,492
10,000	U.S. Treasury Notes, 2.00%, 4/30/24	9,877
1,020,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,018,008
200,000	U.S. Treasury Notes, 2.63%, 12/31/25	203,844
1,850,000	U.S. Treasury Notes, 2.88%, 5/15/28	1,921,615
	Total U.S. Treasury Obligations (Cost $9,598,818)	10,091,565

Shares		Value

Short-Term Investments — 3.3%
Money Market Funds — 3.3%
6,965,097	State Street Institutional Liquid Reserves Fund	6,965,097
1,131,305	State Street Navigator Securities Lending Government Money Market Portfolio (4)	1,131,305
	Total Short-Term Investments (Cost $8,097,636)	8,096,402
	Total Investments — 100.5% (Cost $117,465,655)	$249,544,352
Excess Of Liabilities Over Cash And Other Assets — (0.5)%		(1,126,246)
Net Assets (5) —100.0%		$248,418,106

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2019, the market value of the securities on loan was $17,465,483.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

8

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2019 (Unaudited)

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $17,465,483 were out on loan in exchange for $1,131,305 of cash collateral as of March 31, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $117,465,655, aggregate gross unrealized appreciation was $132,503,312, aggregate gross unrealized depreciation was $424,615 and the net unrealized appreciation was $132,078,697.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$182,414,794	$—	$—	$182,414,794
Asset-Backed Securities	—	5 ,363,799	—	5,363,799
Commercial Mortgage-Backed Securities	—	6,820,247	—	6,820,247
Corporate Bonds & Notes*	—	21,789,859	—	21,789,859
Foreign Government Obligations	—	1,076,244	—	1,076,244
Long-Term Municipal Securities*	—	1,765,034	—	1,765,034
U.S. Government Agency Obligations	—	12,126,408	—	12,126,408
U.S. Treasury Obligations	—	10,091,565	—	10,091,565
Short-Term Investments	8,096,402	—	—	8,096,402
Total Investments in Securities	$190,511,196	$59,033,156	$—	$249,544,352

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2019